Environmental Liabilities	12 Months Ended
Dec. 31, 2019
Environmental Remediation Obligations [Abstract]
Environmental Liabilities
ENVIRONMENTAL LIABILITIES
The following tables show the movements in environmental liabilities for the years ended December 31, 2019 and 2018:

Year ended December 31, 2019 (millions of dollars)	PCB	LAR	Total
Environmental liabilities - beginning	108	57	165
Interest accretion	4	—	4
Expenditures	(17)	(8)	(25)
Revaluation adjustment	(5)	2	(3)
Environmental liabilities - ending	90	51	141
Less: current portion	(19)	(11)	(30)
	71	40	111

Year ended December 31, 2018 (millions of dollars)	PCB	LAR	Total
Environmental liabilities - beginning	134	62	196
Interest accretion	5	1	6
Expenditures	(16)	(6)	(22)
Revaluation adjustment	(15)	—	(15)
Environmental liabilities - ending	108	57	165
Less: current portion	(15)	(11)	(26)
	93	46	139
The following tables show the reconciliation between the undiscounted basis of the environmental liabilities and the amount recognized on the Consolidated Balance Sheets after factoring in the discount rate:

December 31, 2019 (millions of dollars)	PCB	LAR	Total
Undiscounted environmental liabilities	97	51	148
Less: discounting environmental liabilities to present value	(7)	—	(7)
Discounted environmental liabilities	90	51	141

December 31, 2018 (millions of dollars)	PCB	LAR	Total
Undiscounted environmental liabilities	118	58	176
Less: discounting environmental liabilities to present value	(10)	(1)	(11)
Discounted environmental liabilities	108	57	165
At December 31, 2019, the estimated future environmental expenditures were as follows:

December 31 (millions of dollars)	2019
2020	30
2021	31
2022	29
2023	25
2024	8
Thereafter	25
148

Hydro One records a liability for the estimated future expenditures for LAR and for the phase-out and destruction of PCB-contaminated mineral oil removed from electrical equipment when it is determined that future environmental remediation expenditures are probable under existing statute or regulation and the amount of the future expenditures can be reasonably estimated.
There are uncertainties in estimating future environmental costs due to potential external events such as changes in legislation or regulations, and advances in remediation technologies. In determining the amounts to be recorded as environmental liabilities, the Company estimates the current cost of completing required work and makes assumptions as to when the future expenditures will actually be incurred, in order to generate future cash flow information. A long-term inflation rate assumption of approximately 2% has been used to express these current cost estimates as estimated future expenditures. Future expenditures have been discounted using factors ranging from approximately 2.0% to 6.3%, depending on the appropriate rate for the period when expenditures are expected to be incurred. All factors used in estimating the Company’s environmental liabilities represent management’s best estimates of the present value of costs required to meet existing legislation or regulations. However, it is reasonably possible that numbers or volumes of contaminated assets, cost estimates to perform work, inflation assumptions and the assumed pattern of annual cash flows may differ significantly from the Company’s current assumptions. In addition, with respect to the PCB environmental liability, the availability of critical resources such as skilled labour and replacement assets and the ability to take maintenance outages in critical facilities may influence the timing of expenditures.
PCBs
The Environment Canada regulations, enacted under the Canadian Environmental Protection Act, 1999, govern the management, storage and disposal of PCBs based on certain criteria, including type of equipment, in-use status, and PCB-contamination thresholds. Under current regulations, Hydro One’s PCBs have to be disposed of by the end of 2025, with the exception of specifically exempted equipment. Contaminated equipment will generally be replaced, or will be decontaminated by removing PCB-contaminated insulating oil and retro filling with replacement oil that contains PCBs in concentrations of less than 2 ppm.
At December 31, 2019, the Company’s best estimate of the total estimated future expenditures to comply with current PCB regulations was $97 million (2018 - $118 million). These expenditures are expected to be incurred over the period from 2020 to 2024. As a result of its annual review of environmental liabilities, the Company recorded a revaluation adjustment in 2019 to decrease the PCB environmental liability by $5 million (2018 - $15 million).
LAR
At December 31, 2019, the Company’s best estimate of the total estimated future expenditures to complete its LAR program was $51 million (2018 - $58 million). These expenditures are expected to be incurred over the period from 2020 to 2044. As a result of its annual review of environmental liabilities, the Company recorded a revaluation adjustment in 2019 to increase the LAR environmental liability by $2 million (2018 - $nil).